BALANCE SHEETS (USD $)	Oct. 31, 2013		Oct. 31, 2012
Current Assets:
Cash and cash equivalents	$ 135,659		$ 32,438
Prepaid expenses and other current assets	69,000		0
Total current assets	204,659		32,438
Deferred offering costs	0		342,344
Restricted investments and cash equivalents held in Trust Account	41,614,621		0
Total assets	41,819,280		374,782
Current liabilities:
Notes payable to shareholder	0		322,155
Accrued offering costs	0		32,500
Accrued expenses	59,440		0
Total current liabilities	59,440		354,655
Warrant liability	3,230,000		0
Total liabilities	3,289,440		354,655
Commitments and contingencies:
Shareholders' Equity
Preferred shares, $0.0001 par value, 5,000,000 shares authorized; none issued or outstanding	0		0
Ordinary Shares, Value	0	[1],[2]	109	[1],[2]
Additional paid in capital	5,563,747		24,891
Deficit accumulated during the development stage	(3,434,071)		(4,873)
Total shareholders’ equity	2,129,840		20,127
Total liabilities, redeemable common share and shareholders’ equity	41,819,280		374,782
Common Class A [Member]
Current liabilities:
Class A shares, subject to possible redemption or tender, 3,500,000 and 0 shares at redemption value	36,400,000		0
Shareholders' Equity
Ordinary Shares, Value	164		0
Total shareholders’ equity	164		0
Common Class B [Member]
Shareholders' Equity
Ordinary Shares, Value	0		0
Common Class C [Member]
Shareholders' Equity
Ordinary Shares, Value	$ 0		$ 0

[1]	At October 31, 2012, ordinary shares outstanding included an aggregate of 90,000 ordinary shares held by the founders that were subject to redemption if the underwriters' over-allotment option was not exercised in full. Such 90,000 ordinary shares became Class A shares upon the closing of the Public Offering and were redeemed for no consideration on March 18, 2013 because the underwriters over-allotment option expired unexercised on that date.
[2]	Share amounts have been retroactively restated to reflect the effect of the contribution of an aggregate of 75,000 ordinary shares to the Company's capital at no cost to the Company and the subsequent cancellation of such shares on November 30, 2012 and the contribution of an aggregate of 272,500 ordinary shares to the Company's capital at no cost to the Company and the subsequent cancellation of such shares on December 14, 2012.